Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2017	Feb. 29, 2016
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	0	0
Class A Common Stock [Member]
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	322,000,000	322,000,000
Common Stock, shares issued	257,506,184	255,558,026
Treasury Stock, shares at cost	86,262,971	79,454,011
Class B Convertible Common Stock [Member]
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	30,000,000	30,000,000
Common Stock, shares issued	28,358,527	28,358,529
Treasury Stock, shares at cost	5,005,800	5,005,800
Class 1 Common Stock [Member]
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	25,000,000	25,000,000
Common Stock, shares issued	2,080	2,000